Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer ﬁnance credits	kr 3,756	kr 2,883
Financial guarantees for third-parties	24	42
Accrued interest	14	21
Maximum exposure to credit risk	3,794	2,946
Less third-party risk coverage	(309)	(331)
The Company’s risk exposure, less third-party risk coverage	kr 3,485	kr 2,615